Income Taxes (Details) - Schedule of effective income tax rate reconciliation	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Effective Income Tax Rate Reconciliation Abstract
Statutory federal income tax rate	21.00%	21.00%
State tax	2.60%	(1.50%)
Non-U.S. income taxed at different rates	(0.20%)	18.40%
Permanent differences	(0.10%)	(1.30%)
Valuation allowance	(23.30%)	(36.60%)
Effective tax rate	0.00%	0.00%